Significant Accounting Policies (Details) - Schedule of net debt analysis - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of net debt analysis [Abstract]
Cash, cash equivalents, and restricted cash	$ 15,853,811	$ 10,129,910
Borrowings – repayable within one year	(14,439,294)	(494,994)
Borrowings – repayable within one year	(6,191,923)	(20,079,681)
Net debt	$ (4,777,406)	$ (10,444,765)